Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS
26.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

	As at December 31,
	2021	2020
Trade receivables	18,952,763	16,276,263
Bad debt provision for trade receivables	(11,215,912)	(4,923,646)
	7,736,851	11,352,617

	As at December 31,
	2021	2020
Other receivables	344,437	124,684
Prepayments	1,983,685	1,424,317
	2,328,122	1,549,001

The fair value of trade and other receivables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Prepayments include advances to suppliers, prepaid expenses and prepaid income tax.

Before accepting any new customer, the Group assesses the potential customer’s credit quality and defined credit limits by customer. Limits attributed to customers are reviewed once a year. The aging analysis of trade receivables is as follows:

	As at December 31,
	2021	2020
Current	2,629,433	5,223,618
Past due for less than 4 months	1,411,252	3,852,158
Past due for more than 4 months	14,912,078	7,200,487
	18,952,763	16,276,263

The Group allows an average credit period of 120 -180 days to its trade customers. For the overdue trade receivable, the Company provided a bad debt allowance amounting to $11,215,912 and $4,923,646 as of December 31, 2021 and 2020, respectively. The provision for doubtful debts is recorded using a provision account unless the Group is satisfied that recovery is remote, in which case the unrecovered loss is written off against trade receivables and the provision for doubtful debts directly. The Group does not hold any collateral over these balances.

The movement in the provision for doubtful debts during the year is as follows:

	2021	2020
As at January 1	4,923,646	2,299,558
Provision provided in the year	6,076,620	2,334,410
Translation adjustment	215,646	289,678
As at December 31	11,215,912	4,923,646

Among the amounts of trade receivables, $2,180,406 and $1,874,193 of output VAT was included as of December 31, 2021 and 2020, respectively.